Derivative Financial Instruments (Tables)	6 Months Ended
Sep. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional Amounts of Derivative Contracts
The following table summarizes the notional amounts of derivative contracts at March 31, 2025 and September 30, 2025:

	Notional amounts(1)
	March 31, 2025	September 30, 2025
	(in trillions)
Interest rate contracts	¥2,122.7	¥2,368.0
Foreign exchange contracts	346.9	385.5
Equity contracts	5.1	6.0
Commodity contracts	0.2	0.2
Credit derivatives	5.0	5.6
Other	3.6	4.1
Total	¥2,483.5	¥2,769.4

Note:
(1)Includes both written and purchased positions.

Fair Value Information on Derivative Instruments Recorded on Condensed Consolidated Balance Sheets
The following table summarizes fair value information on derivative instruments that are recorded on the MUFG Group’s condensed consolidated balance sheets at March 31, 2025 and September 30, 2025:

	Fair value of derivative instruments
	March 31, 2025(1)(5)			September 30, 2025(1)(5)
	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥14,896	¥—	¥14,896	¥19,177	¥—	¥19,177
Foreign exchange contracts	5,621	4	5,625	4,935	3	4,938
Equity contracts	146	—	146	97	—	97
Commodity contracts	20	—	20	18	—	18
Credit derivatives	51	—	51	53	—	53
Other(6)	10	—	10	15	—	15
Total derivative assets	¥20,744	¥4	¥20,748	¥24,295	¥3	¥24,298
Derivative liabilities:
Interest rate contracts	¥16,071	¥—	¥16,071	¥20,350	¥—	¥20,350
Foreign exchange contracts	4,905	3	4,908	4,626	7	4,633
Equity contracts	62	—	62	94	—	94
Commodity contracts	20	—	20	17	—	17
Credit derivatives	53	—	53	59	—	59
Other(6)	(119)	—	(119)	(139)	—	(139)
Total derivative liabilities	¥20,992	¥3	¥20,995	¥25,007	¥7	¥25,014

Notes:
(1)The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
(2)Except for the derivative instruments described in (6), the derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes and are presented in Trading account assets and liabilities.
(3)The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by certain subsidiaries. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying condensed consolidated balance sheets.
(4)This table does not include contracts with embedded derivatives for which the fair value option has been elected.
(5)For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2025.
(6)Other mainly includes bifurcated embedded derivatives carried at fair value, which are presented in Loans, Deposits and Long-term debt.

Gains and Losses for Trading and Risk Management Derivatives (Not Designated as Hedging Instruments)
The following table provides more detailed information regarding the derivative-related impact on the accompanying condensed consolidated statements of income for the six months ended September 30, 2024 and 2025:

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Six months ended September 30, 2024:
Interest rate contracts	¥—	¥(103)	¥(103)
Foreign exchange contracts	258	—	258
Equity contracts	—	215	215
Credit derivatives	—	2	2
Other(1)	23	(10)	13
Total	¥281	¥104	¥385
Six months ended September 30, 2025:
Interest rate contracts	¥—	¥(552)	¥(552)
Foreign exchange contracts	(169)	—	(169)
Equity contracts	—	(227)	(227)
Credit derivatives	—	(16)	(16)
Other(1)	4	(9)	(5)
Total	¥(165)	¥(804)	¥(969)

Note:
(1)Other mainly includes bifurcated embedded derivatives carried at fair value, which are presented in Loans, Deposits and Long-term debt.

Protection Sold Through Credit Derivatives
The table below summarizes certain information regarding protection sold through credit derivatives as of March 31, 2025 and September 30, 2025:

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2025:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥185,770	¥710,973	¥175,920	¥1,072,663	¥(17,118)
Non-investment grade	32,574	126,652	7,425	166,651	1,382
Total	218,344	837,625	183,345	1,239,314	(15,736)
Index and basket credit default swaps :
Investment grade(2)	69,289	609,651	22,729	701,669	(8,753)
Non-investment grade	—	—	—	—	—
Not rated	—	129,858	7,632	137,490	(2,611)
Total	69,289	739,509	30,361	839,159	(11,364)
Total credit default swaps sold	¥287,633	¥1,577,134	¥213,706	¥2,078,473	¥(27,100)

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At September 30, 2025:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥163,763	¥710,644	¥136,991	¥1,011,398	¥(15,865)
Non-investment grade	41,338	121,501	7,349	170,188	1,404
Total	205,101	832,145	144,340	1,181,586	(14,461)
Index and basket credit default swaps :
Investment grade(2)	71,000	776,117	30,456	877,573	(9,387)
Non-investment grade	59,552	—	—	59,552	(391)
Not rated	—	213,481	8,632	222,113	(4,705)
Total	130,552	989,598	39,088	1,159,238	(14,483)
Total credit default swaps sold	¥335,653	¥1,821,743	¥183,428	¥2,340,824	¥(28,944)

Notes:
(1)Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
(2)The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.